 [1ST SOURCE MONOGRAM FUNDS(SM) LOGO]

                               INCOME EQUITY FUND

                            DIVERSIFIED EQUITY FUND

                              SPECIAL EQUITY FUND

                                  INCOME FUND
                                ---------------

                         PROSPECTUS AND PRIVACY POLICY

                              DATED AUGUST 1, 2002


                                ---------------

                           1ST SOURCE MONOGRAM FUNDS
                      Notice of Privacy Policy & Practices

1st Source Monogram Funds recognize and respect the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with 1st Source Monogram Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

- Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

- Account History, including information about the transactions and balances in a customer's accounts; and

- Correspondence, written, telephonic or electronic between a customer and 1st Source Monogram Funds or service providers to 1st Source Monogram Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose all of the information described above to certain third parties who are not affiliated with 1st Source Monogram Funds under one or more of these circumstances:

- As Authorized -- if you request or authorize the disclosure of the information.

- As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the 1st Source Monogram Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

- Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

We require service providers to the 1st Source Monogram Funds:

- to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the 1st Source Monogram Funds; and

- to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the 1st Source Monogram Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of 1st Source Monogram Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of 1st Source Monogram Funds and individuals who provide nonpublic personal information to 1st Source Monogram Funds, but do not invest in 1st Source Monogram Funds shares.

                      This is not part of the Prospectus.

                                   QUESTIONS?
                          Call 1-800-766-8938 or your
                           investment representative.

 [1ST SOURCE MONOGRAM FUNDS(SM) LOGO]

                               INCOME EQUITY FUND

                            DIVERSIFIED EQUITY FUND

                              SPECIAL EQUITY FUND

                                  INCOME FUND
                                ---------------


                        PROSPECTUS DATED AUGUST 1, 2002


                                ---------------

                             1ST SOURCE CORPORATION
                           INVESTMENT ADVISORS, INC.
                               Investment Advisor

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         1ST SOURCE MONOGRAM FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  1st Source Monogram Income Equity Fund
important section for a                           6  1st Source Monogram Diversified Equity Fund
summary of each Fund's                            9  1st Source Monogram Special Equity Fund
investments, risks and fees.                     12  1st Source Monogram Income Fund

                                                INVESTMENT OBJECTIVES AND STRATEGIES

                                      [ICON]
This section contains                            15  1st Source Monogram Income Equity Fund
details on each Fund's                           16  1st Source Monogram Diversified Equity Fund
investment strategies and                        17  1st Source Monogram Special Equity Fund
risks.                                           18  1st Source Monogram Income Fund
                                                 19  Investment Risks

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                          20  Pricing of Fund Shares
obtain details on how shares                     20  Purchasing and Adding to Your Shares
are valued, how to purchase,                     23  Selling Your Shares
sell and exchange shares,                        25  Distribution Arrangements
related charges and payments                     25  Exchanging Your Shares
of dividends.                                    26  Dividends, Distributions and Taxes

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          28  The Investment Advisor
details on the people and                        28  Portfolio Managers
organizations who oversee                        29  The Distributor and Administrator
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                          30  1st Source Monogram Income Equity Fund
details on the selected                          31  1st Source Monogram Diversified Equity Fund
financial information of the                     32  1st Source Monogram Special Equity Fund
Funds.                                           33  1st Source Monogram Income Fund

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES      INCOME EQUITY FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM INCOME EQUITY FUND


    INVESTMENT OBJECTIVES             The Income Equity Fund seeks capital appreciation with current income as a secondary objective.

    PRINCIPAL                         The Fund normally invests primarily in common stocks and securities
    INVESTMENT STRATEGIES             convertible into common stocks of companies with market capitalization of at least $100 million which the Advisor believes pay above average dividends or interest.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES               INCOME EQUITY FUND


                                         PERFORMANCE BAR CHART AND TABLE(1)
                                       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                    [GRAPH]

1992                                                                             15.13
93                                                                               24.79
94                                                                               -2.13
95                                                                               25.89
96                                                                               17.59
97                                                                               27.54
98                                                                                 4.8
99                                                                               12.37
00                                                                               16.74
01                                                                                3.34

                                    Past performance does not indicate how the
                                    Fund will perform in the future.
                                                 Best
                                                 quarter:  Q2 1997     +13.88%
                                                 Worst
                                                 quarter: Q3 1998     -10.94%


The chart and table on this
   page show how the Income
   Equity Fund has performed
   and how its performance has
   varied from year to year.
   The bar chart shows changes
   in the Fund's yearly
   performance for each of the
   last ten years to
   demonstrate that the Fund's
   value varied at differing
   times. The table below
   compares the Fund's
   performance over time (both
   before and after taxes) to
   that of the Russell 1000
   Value Index.(2) The quoted
   performance for the Fund
   includes the performance of
   a corresponding collective
   investment fund (the
   "Collective Fund") that was
   previously managed by the
   Advisor's predecessor
   beginning on November 30,
   1985 and which transferred
   all of its assets to the
   Fund at the time the Fund
   commenced operations as a
   registered investment
   company on September 25,
   1996.(3)


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending

                                                     December 31, 2001)(5)



                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 INCOME EQUITY FUND
  Before Taxes                           3.34%      12.62%       14.20%
  After Taxes on Distributions(4)        1.71%       8.82%          n/a
  After Taxes on Distributions and
     Sale of Fund Shares(4)              2.60%       8.72%          n/a
 RUSSELL 1000 VALUE INDEX(2)            -5.59%      11.13%       14.13%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 5.00% maximum sales charge.


(2) A widely recognized, unmanaged index that contains 1,000 securities with a less-than-average growth orientation. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.


(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.



(5) For the period January 1, 2002 through June 30, 2002 the aggregate (non-annualized) total return for the Fund was -0.56% versus -4.78% for the Russell 1000 Value Index(2).

   RISK/RETURN SUMMARY AND FUND EXPENSES               INCOME EQUITY FUND


                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.80%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses                                0.40%
                                                Total Fund Operating Expenses                 1.45%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 1.20%.
                                        This expense limitation may be revised
                                        or cancelled at any time.

                                                 EXPENSE EXAMPLE


                                                                                      1      3       5       10
                                                                                   YEAR   YEARS   YEARS   YEARS
                                                INCOME EQUITY FUND                 $148   $459    $792    $1,735



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Income
   Equity Fund.

Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

 [ICON]
            RISK/RETURN SUMMARY AND FUND EXPENSES      DIVERSIFIED EQUITY

   FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND


    INVESTMENT OBJECTIVES             The Diversified Equity Fund seeks capital appreciation.

    PRINCIPAL                         The Fund normally invests primarily in common stocks and securities
    INVESTMENT STRATEGIES             convertible into common stocks of companies with market capitalization of $5 billion or greater which the Advisor believes are expected to demonstrate above-average revenue and earnings growth and are considered to be leaders within their industry sectors.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES          DIVERSIFIED EQUITY FUND


                                            PERFORMANCE BAR CHART AND TABLE(1)
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                                           12/31
                                    [GRAPH]

1992                                                                              5.66
93                                                                                9.76
94                                                                               -1.72
95                                                                                30.8
96                                                                               19.13
97                                                                               24.61
98                                                                               15.26
99                                                                               12.85
00                                                                               -7.47
01                                                                              -19.41

                                    Past performance does not indicate how the
                                    Fund will perform in the future.
                                                 Best
                                                 quarter:  Q4 1998     +17.30%

                                                 Worst
                                                 quarter: Q1 2001     -15.68%



The chart and table on this
   page show how the
   Diversified Equity Fund has
   performed and how its
   performance has varied from
   year to year. The bar chart
   shows changes in the Fund's
   yearly performance for each
   of the last ten years to
   demonstrate that the Fund's
   value varied at differing
   times. The table below
   compares the Fund's
   performance over time (both
   before and after taxes) to
   that of the S&P 500
   Index.(2) The quoted
   performance for the Fund
   includes the performance of
   a corresponding collective
   investment fund (the
   "Collective Fund") that was
   previously managed by the
   Advisor's predecessor
   beginning on June 30, 1985,
   and which transferred all
   of its assets to the Fund
   at the time the Fund
   commenced operations as a
   registered investment
   company on September 23,
   1996.(3)


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending

                                                     December 31, 2001)(5)



                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 DIVERSIFIED EQUITY FUND
  Before Taxes                         -19.41%       3.86%        7.94%
  After Taxes on Distributions(4)      -19.41%       1.23%          n/a
  After Taxes on Distributions and
     Sale of Fund Shares(4)            -11.82%       2.89%          n/a
 S&P 500 INDEX(2)                      -11.87%      10.70%       12.94%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 5.00% maximum sales charge.


(2) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.


(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.



(5) For the period January 1, 2002 through June 30, 2002 the aggregate (non-annualized) total return for the Fund was -13.20% versus -13.15% for the S&P 500 Index(2).

   RISK/RETURN SUMMARY AND FUND EXPENSES          DIVERSIFIED EQUITY FUND




                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.99%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses                                0.33%
                                                Total Fund Operating Expenses                 1.57%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 1.32%.
                                        This expense limitation may be revised
                                        or cancelled at any time.

                                                EXPENSE EXAMPLE


                                                                                      1      3      5       10
                                                                                   YEAR   YEARS  YEARS   YEARS
                                                DIVERSIFIED EQUITY FUND            $160   $496   $855   $1,867



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Diversified
   Equity Fund.

Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of
    each period

  - no changes in the Fund's
    operating expenses

  - reinvestment of dividends
    and distributions

Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES     SPECIAL EQUITY FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

    INVESTMENT OBJECTIVES             The Special Equity Fund seeks capital appreciation.

    PRINCIPAL                         The Fund normally invests primarily in common stocks and
    INVESTMENT STRATEGIES             securities convertible into common stocks of companies with market capitalizations ranging on average between $100
                                      million and $2 billion which the Advisor believes have
                                      growth potential.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      The Fund may invest a portion of its assets in foreign
                                      securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company
                                      information and political instability.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five
                                          year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency
                                          reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES              SPECIAL EQUITY FUND


                                            PERFORMANCE BAR CHART AND TABLE(1)
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                                           12/31
                                    [GRAPH]

1992                                                                              8.97
93                                                                               17.67
94                                                                              -10.79
95                                                                               33.82
96                                                                               22.07
97                                                                                2.81
98                                                                                0.57
99                                                                               18.97
00                                                                               10.31
01                                                                                16.2

                                    Past performance does not indicate how the Fund will perform in the future.

                                                 Best
                                                 quarter:  Q4 1998     28.20%

                                                 Worst
                                                 quarter: Q3 1998    -17.45%


The chart and table on this
   page show how the Special
   Equity Fund has performed
   and how its performance has
   varied from year to year.
   The bar chart shows changes
   in the Fund's yearly
   performance for each of the
   last ten years to
   demonstrate that the Fund's
   value varied at differing
   times. The table below
   compares the Fund's
   performance over time (both
   before and after taxes) to
   that of the Russell 2000
   Index.(2) The quoted
   performance for the Fund
   includes the performance of
   a corresponding collective
   investment fund (the
   "Collective Fund") that was
   previously managed by the
   Advisor's predecessor
   beginning on November 30,
   1985 and which transferred
   all of its assets to the
   Fund at the time the Fund
   commenced operations as a
   registered investment
   company on September 20,
   1996.(3)


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending

                                                     December 31, 2001)(5)



                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 SPECIAL EQUITY FUND
  Before Taxes                          16.20%       9.53%       11.41%
  After Taxes on Distributions(4)       14.98%       7.70%          n/a
  After Taxes on Distributions and
     Sale of Fund Shares(4)             12.94%       7.20%          n/a
 RUSSELL 2000 INDEX(2)                   2.49%       7.52%       11.51%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 5.00% maximum sales charge.


(2) A widely recognized, unmanaged index of common stocks which generally represents the performance of domestically traded common stocks of small to mid-sized companies. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.


(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.



(5) For the period January 1, 2002 through June 30, 2002 the aggregate (non-annualized) total return for the Fund was -1.01% versus -4.70% for the Russell 2000 Index(2).

   RISK/RETURN SUMMARY AND FUND EXPENSES              SPECIAL EQUITY FUND


                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.80%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses                                0.44%
                                                Total Fund Operating Expenses                 1.49%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 1.24%.
                                        This expense limitation may be revised
                                        or cancelled at any time.


                                                EXPENSE EXAMPLE

                                                                                      1      3      5      10
                                                                                   YEAR   YEARS  YEARS  YEARS
                                                SPECIAL EQUITY FUND                $152   $471   $813   $1,779



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Special
   Equity Fund.

Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
- $10,000 investment
- 5% annual return
- redemption at the end of each
  period
- no changes in the Fund's
  operating expenses
- reinvestment of dividends and
  distributions
Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES             INCOME FUND

                            RISK/RETURN SUMMARY OF THE
                            1ST SOURCE MONOGRAM INCOME FUND


    INVESTMENT OBJECTIVES             The Income Fund seeks current income consistent with the preservation of capital.

    PRINCIPAL                         The Fund normally invests at least 65% of its total assets in debt
    INVESTMENT STRATEGIES             securities of all types, including high grade corporate bonds and U.S.
                                      Government bonds.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions and interest rates, so will the value of your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - looking to add a monthly income component to your portfolio
                                        - seeking higher potential returns than provided by money market funds
                                        - willing to accept the risks of price and dividend fluctuations
                                      This Fund will not be appropriate for someone:
                                        - investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                         PERFORMANCE BAR CHART AND TABLE(1)
                                       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                    [BAR CHART]

1992                                                                               6.5
93                                                                                9.65
94                                                                               -3.79
95                                                                               16.55
96                                                                                2.56
97                                                                                7.82
98                                                                                6.82
99                                                                               -1.21
00                                                                                9.21
01                                                                                   8

                                    Past performance does not indicate how the
                                    Fund will perform in the future.
                                                 Best
                                                 quarter:  Q2 1995     +5.41%
                                                 Worst
                                                 quarter: Q1 1994     -2.34%


The chart and table on this
   page show how the Income
   Fund has performed and how
   its performance has varied
   from year to year. The bar
   chart shows changes in the
   Fund's yearly performance
   for each of the last ten
   years to demonstrate that
   the Fund has gained and
   lost value at differing
   times. The table below
   compares the Fund's
   performance over time (both
   before and after taxes) to
   that of the Lehman Brothers
   Intermediate
   Government/Credit Bond
   Index.(2) The quoted
   performance for the Fund
   includes the performance of
   a corresponding collective
   investment fund (the
   "Collective Fund") that was
   previously managed by the
   Advisor's predecessor
   beginning on June 30, 1985
   and which transferred all
   of its assets to the Fund
   at the time the Fund
   commenced operations as a
   registered investment
   company on September 24,
   1996.(3)


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for periods ending

                                                     December 31, 2001)(5)



                                         PAST       PAST 5       PAST 10
                                         YEAR       YEARS         YEARS
 INCOME FUND
  Before Taxes                           8.00%      6.06%         6.07%
  After Taxes on Distributions(4)        5.79%      3.57%           n/a
  After Taxes on Distributions and
     Sale of Fund Shares(4)              4.83%      3.60%           n/a
 LEHMAN BROTHERS INTERMEDIATE
 GOVERNMENT/CREDIT BOND INDEX(2)         8.96%      7.10%         6.81%


(1) Both chart and table assume reinvestment of dividends and distributions. Prior to August 1, 2001, the Fund's shares were sold subject to a 4.00% maximum sales charge.


(2) An unmanaged index generally representative of the performance of government and corporate bonds with maturities of less than 10 years. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(3) The Fund's investment objective and policies are substantially similar to those of the Collective Fund. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.


(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.



(5) For the period January 1, 2002 through June 30, 2002 the aggregate (non-annualized) total return for the Fund was 3.08% versus 3.33% for the Lehman Brothers Intermediate Government/Credit Bond Index(2).

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                Maximum sales charge (load) imposed
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)                             0.55%
                                                Distribution and Service (12b-1)
                                                Fee(s)(1)                                     0.25%
                                                Other Expenses                                0.37%
                                                Total Fund Operating Expenses                 1.17%



                                    (1) The Distributor is currently limiting
                                        the distribution fees paid by the Fund
                                        for the current fiscal year to 0.00%.
                                        TOTAL FUND OPERATING EXPENSES AFTER THIS
                                        FEE LIMITATION ARE EXPECTED TO BE 0.92%.
                                        This expense limitation may be revised
                                        or cancelled at any time.



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Income Fund.


                                                EXPENSE EXAMPLE


                                                                                      1      3       5        10
                                                                                   YEAR   YEARS   YEARS    YEARS
                                                INCOME FUND                        $119   $372    $644    $1,420


Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

 [ICON]

   INVESTMENT OBJECTIVES AND STRATEGIES



   1ST SOURCE MONOGRAM INCOME EQUITY FUND
   TICKER SYMBOL:  FMIEX

   INVESTMENT OBJECTIVE

   The primary investment objective of the Income Equity Fund is to seek capital appreciation with current income as a secondary objective.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in common stocks and securities convertible into common stocks of companies with market capitalization of at least $100 million which the Advisor believes pay above average dividends or interest.

   Consistent with the Income Equity Fund's investment objective, the Fund:


        - invests substantially all, but in no event less than 80%, of its assets in equity securities


        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may invest in securities of real estate investment trusts (also known as REITs)

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

   TICKER SYMBOL:  FMDEX

   INVESTMENT OBJECTIVE

   The primary investment objective of the Diversified Equity Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in common stocks and securities convertible into common stocks of companies with market capitalizations of $5 billion or greater which the Advisor believes are expected to demonstrate above-average revenue and earnings growth and are considered to be leaders within their industry sectors.

   Consistent with the Diversified Equity Fund's investment objective, the Fund:


        - invests substantially all, but in no event less than 80%, of its assets in equity securities


        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may invest in securities of real estate investment trusts (also known as REITs)

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

   TICKER SYMBOL:  FMSPX

   INVESTMENT OBJECTIVE

   The primary investment objective of the Special Equity Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in common stocks and securities convertible into common stocks of companies with market capitalizations ranging on average between $100 million and $2 billion which the Advisor believes have growth potential.

   Consistent with the Special Equity Fund's investment objective, the Fund:


        - invests substantially all, but in no event less than 80%, of its assets in equity securities


        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may invest in securities of real estate investment trusts (also known as REITs)

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   1ST SOURCE MONOGRAM INCOME FUND

   TICKER SYMBOL:  FMEQX

   INVESTMENT OBJECTIVE

   The investment objective of the Income Fund is to seek current income consistent with the preservation of capital.

   POLICIES AND STRATEGIES

   The Fund normally invests primarily in debt securities of all types, including variable and floating rate securities.

   Consistent with the Income Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 65%, of its total assets in debt securities

        - invests in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, which the Advisor deems to be of comparable quality.

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   INVESTMENT RISKS
   RISK FACTORS: ALL FUNDS

   An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate-at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Advisor follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

   FOREIGN SECURITIES RISK: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of the receipts.

   INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Funds' fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

   Investments in the Funds are not deposits of 1st Source Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   --------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of a
   Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding
   You may find each Fund's
   NAV daily in certain
   newspapers.

   ---------------------------
Per share net asset value (NAV) for each of the Funds is determined and its shares are priced at the close of
                                         regular trading on the New York Stock
                                         Exchange, normally at 4:00 p.m. Eastern
                                         time on days the Exchange is open and
                                         when the Federal Reserve Bank of
                                         Chicago is open for business.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted
                                         by the Fund. This is what is known as
                                         the offering price.
Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices
                                         will be based on fair value as
                                         determined by the Funds' Trustees.

   PURCHASING AND ADDING TO YOUR SHARES

                                                                                  MINIMUM           MINIMUM
                                                                                  INITIAL          SUBSEQUENT
                                                         ACCOUNT TYPE            INVESTMENT        INVESTMENT
                                                   Regular
                                                   (non-retirement)                $1,000             $25
                                                   ----------------------------------------------------------
                                                   Retirement                      $1,000             $25
                                                   ----------------------------------------------------------
                                                   Automatic Investment
                                                   Plan Regular                    $   25             $25
                                                   ----------------------------------------------------------
                                                   Retirement                      $  250             $25


                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks and credit card convenience checks are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.
You may purchase the Funds
   through the Distributor
   or through investment
   representatives, who may
   charge fees and may
   require higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, that
   party is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative for
   specific information.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED
   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "[name of Fund]."

   3. Mail to: 1st Source Monogram Funds, c/o BISYS Fund Services P.O. Box 182084, Columbus, OH 43218-2084

   Subsequent:
   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: 1st Source Monogram Funds, c/o BISYS Fund Services P.O. Box 182084, Columbus, OH 43218-2084

   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: 1st Source Monogram Funds,
      c/o BISYS Fund Services,
      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-614-470-8718. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Name of Bank: Fifth Third Bank
   Routing Number: ABA #042000314
   DDA#: 99941125

   Include:
   Your name
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-766-8938 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application.
     Make sure you note:
      - Your bank name, address and ABA number

      - Your checking or savings account number

      - The amount you wish to invest automatically (minimum $25)

      - How often you want to invest (monthly or quarterly)

      - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (unless you have declined telephone sales privileges)

   1. Call 1-800-766-8938 with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

   BY MAIL

   1. Call 1-800-766-8938 to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: 1st Source Monogram Funds c/o BISYS Fund Services P.O. Box 182084 Columbus, OH 43218-2084

   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."

   2. Send to: 1st Source Monogram Funds, c/o BISYS Fund Services Attn:
      Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-766-8938 to request a wire transfer.
   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-766-8938.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.
You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
     - Your account address has changed within the last 10 business days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner(s) of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration
     - The redemption proceeds are being wired to bank instructions currently not on your account


   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED


   CLOSING OF SMALL ACCOUNTS



   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the then current NAV.

   DISTRIBUTION ARRANGEMENTS

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

   The Distributor and the Advisor, at their expense, may provide compensation to dealers in connection with sales of shares of a Fund.

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another 1st Source Monogram Fund. No transaction fees are charged for exchanges.
   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to 1st Source Monogram Funds, c/o BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus OH 43219, or by calling 1-800-766-8938. Please provide the following information:
     - Your name and telephone number
     - The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     - Dollar value or number of shares to be exchanged
     - The name of the Fund from which the exchange is to be made
     - The name of the Fund into which the exchange is being made

   See "Selling Your Shares" for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

     - To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to 4 exchanges within a calendar year.
     - The registration and tax identification numbers of the two accounts must be identical.
     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   1ST SOURCE MONOGRAM
   INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

   A 1st Source Monogram IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. A 1st Source Monogram IRA contribution may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.
   All 1st Source Monogram IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a 1st Source Monogram IRA must distinguish the type and year of the contribution.
   For more information on a 1st Source Monogram IRA call the Funds at 1-800-766-8938. Shareholders are advised to consult a tax advisor regarding IRA contribution and withdrawal requirements and restrictions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Funds (other than the Special Equity Fund) are usually paid monthly. Dividends on the Special Equity Fund are paid quarterly. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.


   The Funds are required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [LOGO]

   FUND MANAGEMENT




   THE INVESTMENT ADVISOR
   1st Source Corporation Investment Advisors, Inc. (the "Advisor"), 100 North Michigan Street, South Bend, Indiana 46601, is the investment advisor for each Fund. The Advisor is a wholly owned subsidiary of 1st Source Bank, which is a wholly owned subsidiary of 1st Source Corporation, a publicly held bank holding company. 1st Source Bank, which was founded in 1936, and its affiliates administer and manage, on behalf of their clients, assets of approximately $1.9 billion. 1st Source Bank has over 60 years of banking experience.



   The Advisor makes the day-to-day investment decisions for the Funds. In addition, the Advisor continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Funds paid the following fees during the fiscal year ended March 31, 2002:



                                                                     PERCENTAGE OF
                                                                  AVERAGE NET ASSETS
                                                                    AS OF 03/31/02
                                                            ------------------------------
       Income Equity Fund                                                0.80%
                                                            ------------------------------
       Diversified Equity Fund                                           0.99%
                                                            ------------------------------
       Special Equity Fund                                               0.80%
                                                            ------------------------------
       Income Fund                                                       0.55%
      -------------------------------------------------------------------------------------


   PORTFOLIO MANAGERS

   The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

    INCOME EQUITY FUND
    RALPH SHIVE                       Mr. Shive serves as Vice President and an Investment Officer of the Advisor and joined 1st Source Bank in September 1989.
                                      Mr. Shive has worked as an analyst and portfolio manager for over twenty years after receiving his BBA from Southern
                                      Methodist University. Mr. Shive is also a Chartered
                                      Financial Analyst.

    SPECIAL EQUITY FUND
    BRIAN A. BYTHROW                  Mr. Bythrow serves as Vice President and Portfolio Manager with the Advisor and joined 1st Source Bank in April 1998.
                                      From May 1996 to April 1998, Mr. Bythrow served as an equity analyst with First of America Investment Corp. From January
                                      1995 to May 1996, Mr. Bythrow worked as a credit analyst
                                      with Shoreline Bank, and from July 1994 to December 1994, he was a financial advisor with Pentad Securities.

   FUND MANAGEMENT


   PORTFOLIO MANAGERS
   CONTINUED

    INCOME FUND
    PAUL GIFFORD                      Mr. Gifford serves as Vice President and is a Portfolio
                                      Manager with the Advisor and joined 1st Source Bank in April
                                      2000. From December 1990 to April 2000, Mr. Gifford served as Assistant Vice President, Portfolio Manager and Product
                                      Manager with Bremer Trust, N.A. Mr. Gifford is also a
                                      Chartered Financial Analyst.

    DIVERSIFIED EQUITY FUND           Mr. Bythrow and Mr. Carey serve as Vice Presidents and
    KEVIN CAREY AND                   Portfolio Managers and co-manage the Diversified Equity
    BRIAN A. BYTHROW                  Fund. Mr. Carey is a Portfolio Manager with the Advisor and joined 1st Source Bank in June 1998. From January 1993 to
                                      June 1998, Mr. Carey served as a portfolio manager and trust officer with Keycorp. From August 1988 to January 1993, Mr.
                                      Carey worked as a portfolio manager with First Union
                                      Corporation. Mr. Bythrow's biographical information is set forth above under the Special Equity Fund.

   The Statement of Additional Information has more detailed information about the Advisor and the other service providers.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, LP is each Fund's distributor and BISYS Fund Services Ohio, Inc. is each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.
   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

 [ICON]

   FINANCIAL HIGHLIGHTS                       INCOME EQUITY FUND



   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent certified public accountants for the Funds, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.


                                           FOR THE YEARS ENDED             NINE MONTHS        YEAR     SEPTEMBER 23,
                                                MARCH 31,                     ENDED          ENDED        1996 TO
                                    ---------------------------------       MARCH 31,       JUNE 30,     JUNE 30,
                                      2002        2001        2000           1999(a)          1998        1997(b)
  NET ASSET VALUE, BEGINNING OF
    PERIOD                          $  10.87    $  10.77    $  11.00        $  12.60        $  12.28     $  10.00
  ------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income               0.17        0.17        0.25            0.20            0.27         0.20
    Net realized and unrealized
      gains (losses) from
      investments                       1.07        1.03        0.94           (0.26)           1.79         2.32
  ------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                      1.24        1.20        1.19           (0.06)           2.06         2.52
  ------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income              (0.17)      (0.19)      (0.26)          (0.20)          (0.27)       (0.19)
    Net realized gains                 (0.45)      (0.91)      (1.16)          (1.34)          (1.47)       (0.05)
  ------------------------------------------------------------------------------------------------------------------
      Total distributions              (0.62)      (1.10)      (1.42)          (1.54)          (1.74)       (0.24)
  ------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD    $  11.49    $  10.87    $  10.77        $  11.00        $  12.60     $  12.28
  ------------------------------------------------------------------------------------------------------------------
      Total Return                     11.97%      11.51%      11.35%           0.04%(c)       18.15%       25.58%(c)
  RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period
      (000)                         $ 56,981    $ 47,104    $ 46,967        $ 50,903        $ 52,450     $ 39,196
    Ratio of expenses to average
      net assets                        1.20%       1.18%       1.18%           1.21%(d)        1.21%        1.37%(d)
    Ratio of net investment income
      to average net assets             1.58%       1.64%       2.18%           2.29%(d)        2.16%        2.38%(d)
    Ratio of expenses to average
      net assets (e)                    1.45%       1.43%       1.43%           1.46%(d)        1.46%        1.62%(d)
    Portfolio turnover                    32%         42%         47%             34%             70%          38%


   (a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.

   (b) Period from commencement of operations.

   (c) Not annualized.

   (d) Annualized.

   (e) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                           DIVERSIFIED EQUITY FUND

-

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                           FOR THE YEARS ENDED             NINE MONTHS        YEAR     SEPTEMBER 23,
                                                MARCH 31,                     ENDED          ENDED        1996 TO
                                    ---------------------------------       MARCH 31,       JUNE 30,     JUNE 30,
                                      2002        2001        2000           1999(a)          1998        1997(b)
  NET ASSET VALUE, BEGINNING OF
    PERIOD                          $   7.69    $  11.32    $  11.26        $  13.31        $  11.80     $  10.00
  ------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income              (0.01)      (0.02)      (0.03)          (0.02)          (0.02)       (0.01)
    Net realized and unrealized
      gains (losses) from
      investments                      (0.47)      (2.82)       2.05           (0.11)           3.00         2.03
  ------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                     (0.48)      (2.84)       2.02           (0.13)           2.98         2.02
  ------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net realized gains                    --       (0.38)      (1.96)          (1.92)          (1.47)       (0.22)
    In excess of net realized
      gains                               --       (0.41)         --              --              --           --
  ------------------------------------------------------------------------------------------------------------------
      Total distributions                 --       (0.79)      (1.96)          (1.92)          (1.47)       (0.22)
  ------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD    $   7.21    $   7.69    $  11.32        $  11.26        $  13.31     $  11.80
  ------------------------------------------------------------------------------------------------------------------
      Total Return                     (6.24)%    (26.25)%    19.60%           (0.59)%(c)      27.85%       20.42%(c)
  RATIOS/SUPPLEMENTARY DATA:
    Net assets, end of period
      (000)                         $ 40,766    $ 45,912    $ 75,587        $ 85,361        $ 98,083     $ 74,990
    Ratio of expenses to average
      net assets                        1.32%       1.22%       1.33%           1.43%(d)        1.48%        1.62%(d)
    Ratio of net investment income
      to average net assets            (0.17)%     (0.22)%     (0.28)%         (0.24)%(d)      (0.18)%      (0.10)%(d)
    Ratio of expenses to average
      net assets (e)                    1.57%       1.66%       1.62%           1.68%(d)        1.73%        1.87%(d)
    Portfolio turnover                    68%         29%        104%            108%             95%          77%


   (a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.

   (b) Period from commencement of operations.

   (c) Not annualized.

   (d) Annualized.

   (e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                               SPECIAL EQUITY FUND

-

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                           FOR THE YEARS ENDED             NINE MONTHS        YEAR     SEPTEMBER 20,
                                                MARCH 31,                     ENDED          ENDED        1996 TO
                                    ---------------------------------       MARCH 31,       JUNE 30,     JUNE 30,
                                      2002        2001        2000           1999(a)          1998        1997(b)
  NET ASSET VALUE, BEGINNING OF
    PERIOD                          $   9.25    $  13.78    $   9.18        $   9.63        $   9.59     $  10.00
  ------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income (loss)       (0.05)      (0.03)       0.00*           0.00*           0.00*        0.00*
    Net realized and unrealized
      gains (losses) from
      investments                       2.63       (1.61)       4.60           (0.44)           0.17        (0.10)
  ------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                      2.58       (1.64)       4.60           (0.44)           0.17        (0.10)
  ------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                 --          --       (0.00)*         (0.00)*         (0.00)*      (0.00)*
    Tax return of capital                 --          --          --           (0.01)             --           --
    Net realized gains                 (0.58)      (2.89)         --              --           (0.13)          --
    In excess of net realized
      gains                               --          --          --              --              --        (0.31)
  ------------------------------------------------------------------------------------------------------------------
      Total distributions              (0.58)      (2.89)      (0.00)*         (0.01)          (0.13)       (0.31)
  ------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD    $  11.25    $   9.25    $  13.78        $   9.18        $   9.63     $   9.59
  ------------------------------------------------------------------------------------------------------------------
      Total Return                     28.37%     (12.35)%     50.11%          (4.55)%(c)       1.86%       (1.03)%(c)
  RATIOS/SUPPLEMENTARY DATA:
    Net assets, end of period
      (000)                         $ 44,888    $ 23,806    $ 26,932        $ 30,946        $ 35,441     $ 30,524
    Ratio of expenses to average
      net assets                        1.24%       1.29%       1.25%           1.24%(d)        1.27%        1.39%(d)
    Ratio of net investment income
      to average net assets            (0.57)%     (0.34)%     (0.01)%          0.02%(d)        0.04%        0.05%(d)
    Ratio of expenses to average
      net assets (e)                    1.49%       1.54%       1.50%           1.49%(d)        1.52%        1.65%(d)
    Portfolio turnover                   130%        167%        174%            248%            125%         153%


    * Less than $0.005 per share.

   (a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.

   (b) Period from commencement of operations

   (c) Not annualized.

   (d) Annualized.


   (e) During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                                       INCOME FUND

-

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                              FOR THE YEARS ENDED          NINE MONTHS     YEAR     SEPTEMBER 24,
                                                   MARCH 31,                  ENDED       ENDED        1996 TO
                                       ---------------------------------    MARCH 31,    JUNE 30,     JUNE 30,
                                         2002        2001        2000        1999(a)       1998        1997(b)
  NET ASSET VALUE, BEGINNING OF
    PERIOD                              $  9.97     $  9.52     $  9.99      $ 10.34     $ 10.13       $ 10.00
  ---------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                  0.44        0.56        0.55         0.41        0.60          0.44
    Net realized and unrealized gains
      (losses) from investments           (0.02)       0.44       (0.46)       (0.10)       0.21          0.12
  ---------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                         0.42        1.00        0.09         0.31        0.81          0.56
  ---------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                 (0.51)      (0.55)      (0.56)       (0.41)      (0.60)        (0.43)
    Net realized gains                       --          --          --        (0.18)         --            --
    In excess of net realized gains          --          --          --        (0.07)         --            --
  ---------------------------------------------------------------------------------------------------------------
      Total distributions                 (0.51)      (0.55)      (0.56)       (0.66)      (0.60)        (0.43)
  ---------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD        $  9.88     $  9.97     $  9.52      $  9.99     $ 10.34       $ 10.13
  ---------------------------------------------------------------------------------------------------------------
      Total Return                         4.29%      10.90%       0.96%        3.00%(c)    8.24%         5.71%(c)
  RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)   $57,899     $53,255     $57,311      $67,251     $65,975       $54,789
    Ratio of expenses to average net
      assets                               0.92%       0.94%       0.90%        0.92%(d)    0.92%         1.05%(d)
    Ratio of net investment income to
      average net assets                   4.35%       5.75%       5.69%        5.23%(d)    5.90%         5.71%(d)
    Ratio of expenses to average net
      assets (e)                           1.17%       1.19%       1.15%        1.17%(d)    1.17%         1.30%(d)
    Portfolio turnover                      113%        153%         67%         301%        208%          118%


   (a) Subsequent to the annual report as of June 30, 1999, the Fund changed its fiscal year end to March 31.

   (b) Period from commencement of operations.

   (c) Not annualized.

   (d) Annualized.

   (e) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                            1ST SOURCE MONOGRAM FUNDS

                            C/O BISYS FUND SERVICES

                            3435 STELZER ROAD

                            COLUMBUS, OHIO 43219

                            TELEPHONE: 1-800-766-8938

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526.

1stS 0001800

                     1ST SOURCE MONOGRAM INCOME EQUITY FUND

                   1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                     1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                         1ST SOURCE MONOGRAM INCOME FUND


                         EACH AN INVESTMENT PORTFOLIO OF

                               THE COVENTRY GROUP


                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2002

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the 1st Source Monogram Income Equity Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund dated the same date as the date hereof (the "Prospectus"), hereinafter referred to collectively as the "Funds" and singly, a "Fund". The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the 1st Source Monogram Funds, c/o BISYS Fund Services, at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 766-8938.

                                TABLE OF CONTENTS


                                                                        PAGE
                                                                        ----


INVESTMENT OBJECTIVES AND POLICIES..........................................1

   Additional Information on Portfolio Instruments..........................1
   Investment Restrictions..................................................8
   Portfolio Turnover.......................................................9

NET ASSET VALUE............................................................10


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................10


MANAGEMENT OF THE GROUP....................................................11

   Trustees and Officers...................................................11
   Investment Advisor......................................................14
   Code of Ethics..........................................................16
   Portfolio Transactions..................................................16
   Administrator...........................................................18
   Distributor.............................................................19
   Custodian...............................................................21
   Transfer Agency and Fund Accounting Services............................21
   Independent Accountants.................................................22
   Legal Counsel...........................................................22

ADDITIONAL INFORMATION.....................................................22

   Description of Shares...................................................22
   Vote of a Majority of the Outstanding Shares............................23
   Additional Tax Information..............................................23
   Yield...................................................................28
   Calculation of Performance Data.........................................28
   Distribution Rates......................................................31
   Performance Comparisons.................................................31
   Miscellaneous...........................................................32

FINANCIAL STATEMENTS.......................................................33

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

         The Coventry Group (the "Group") is an open-end management investment company which currently offers its shares in separate series. This Statement of Additional Information deals with four of such portfolios, 1st Source Monogram Income Equity Fund (the "Income Equity Fund'), 1st Source Monogram Diversified Equity Fund (the "Diversified Equity Fund"), 1st Source Monogram Special Equity Fund (the "Special Equity Fund") and 1st Source Monogram Income Fund (the "Income Fund"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

         BANK OBLIGATIONS. Each of the Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Funds will purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Funds may also invest in commercial paper that is not rated but that is determined by the Advisor or the applicable
Sub-

Advisor, as the case may be, to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of the NRSROs, see the Appendix.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Income Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by the Income Fund, the same criteria as set forth above for commercial paper for such Fund. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.


         FOREIGN INVESTMENT. Investments in securities issued by foreign issuers, including American Depositary Receipts ("ADRs"), may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. A Fund will acquire such securities only when the Advisor believes the risks associated with such investments are minimal.


         U.S. GOVERNMENT OBLIGATIONS. Each fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         VARIABLE AND FLOATING RATE SECURITIES. The Income Fund may acquire variable and floating rate securities, subject to such Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Income Fund will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments eligible for purchase under such Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by the Income Fund, the Income Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Income Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Income Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Income Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of such Fund's limitation on investments in illiquid securities, as set forth in the Income Fund's investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

         RESTRICTED SECURITIES. Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Group, the Advisor or Sub-advisor, as the case may be, has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Each Fund will limit its investment in Section 4(2) securities to not more than 10% of its net assets.

         OPTIONS TRADING. Each Fund may purchase and write (sell) put and call options. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         Each Fund may also purchase or sell (write) index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         FUTURES CONTRACTS. As discussed in the Prospectus, each of the Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         REGULATORY RESTRICTIONS. When purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.

         WHEN-ISSUED SECURITIES. The Income Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When such Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Income Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Income Fund's commitment. It may be expected that the Income Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Income Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Income Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

         When the Income Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Income Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Income Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

         MORTGAGE-RELATED SECURITIES. The Income Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or issued by nongovernmental entities.

         Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Income Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Income Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Income Fund will receive when these amounts are reinvested.

         The Income Fund may also invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage-related securities will be purchased only if rated in the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Advisor deems to be of comparable quality.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Advisor or the applicable Sub-Advisor, as the case may be, deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Advisor. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Each of the Funds may borrow funds by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the 1940 Act or except as may be permitted by the Securities and Exchange Commission ("SEC exemption"). Each Fund qualifies under the SEC exemption and may invest more than 5 % of its total assets in a single investment company provided that no more than 25% of its total assets are invested in all investment companies and applicable diversification requirements under the 1940 Act for other investments are satisfied. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which the Funds may investment may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders.

INVESTMENT RESTRICTIONS

         Each Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of such Fund's outstanding Shares. The following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

         Each of the Funds may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations, if, immediately after such purchase, more than 5% of such Fund's total assets would be invested in such issuer or such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by such obligations.

         2. Purchase any securities which would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         3. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder;

         4. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

         5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         6.Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

         7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

         8. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         The following additional investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund. Each Fund may not:

         1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

         2. Engage in any short sales; and

         3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in such Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

         For the period ended March 31, 2001 the portfolio turnover rate was 42%, 29%, 167% and 153% for the Income Equity Fund, Diversified Equity Fund, Special Equity Fund and Income Fund, respectively. For the period ended March 31, 2002 the portfolio turnover rate was 32%, 68%, 130% and 113% for the Income Equity Fund, Diversified Equity Fund, Special Equity Fund and Income Fund, respectively.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Time on each Business Day of that Fund. A "Business Day" of a Fund is a day on which the New York Stock Exchange is open for trading, the Federal Reserve Bank of Chicago is open for business and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is sufficient trading in portfolio instruments that such Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Years Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of each of the Funds are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS Fund Services Limited Partnership ("BISYS"), Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Advisor or the Advisor's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Advisor or the Entities.

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the Officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and Officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as Independent Trustees.

         INTERESTED TRUSTEES*

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                              TERM OF                                           FUNDS IN
                                             OFFICE**                                             FUND
                            POSITION(S)     AND LENGTH                                           COMPLEX          OTHER
      NAME, ADDRESS         HELD WITH         OF TIME         PRINCIPAL OCCUPATION(S) DURING    OVERSEEN      DIRECTORSHIPS
    AND DATE OF BIRTH       THE FUNDS         SERVED                 PAST FIVE YEARS           BY TRUSTEE    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Walter B. Grimm                                                                                              American
3435 Stelzer Road           President       President and     From June 1992 to present,            18       Performance Funds
Columbus, Ohio 43219        and Trustee     Trustee since     employee of BISYS Fund Services.
Age: 56                                     1996.
--------------------------------------------------------------------------------------------------------------------------------
R. Jeffrey Young                                             From 1993 to present, employee                        n\a
3435 Stelzer Road           Chairman        Chairman         of BISYS Fund Services.               18
Columbus, Ohio 43219        and Trustee     and Trustee
Age: 37                                     since 1999.
--------------------------------------------------------------------------------------------------------------------------------

* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act due to their employment with BISYS Fund Services, the Funds' distributor and administrator.

** Trustees hold their position with the Trust until their resignation or removal.

         INDEPENDENT TRUSTEES

--------------------------- ----------- ------------ --------------------------------- ------------ ---------------------

                                                                                        NUMBER OF
                                          TERM OF                                       FUNDS IN
                                         OFFICE**                                         FUND
                            POSITION(S) AND LENGTH                                       COMPLEX
      NAME, ADDRESS         HELD WITH     OF TIME     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
    AND DATE OF BIRTH       THE FUNDS     SERVED             PAST FIVE YEARS           BY TRUSTEE     HELD BY TRUSTEE
--------------------------- ----------- ------------ --------------------------------- ------------ ---------------------
Maurice G. Stark                                     Retired. Until December 31,                            n\a
3435 Stelzer Road            Trustee    Since 1992.  1994, Vice President-Finance          18
Columbus, Ohio 43219                                 and Treasurer, Battelle
Age 66                                               Memorial Institute (scientific
                                                     research and development
                                                     service corporation).
--------------------------- ----------- ------------ --------------------------------- ------------ ---------------------
Michael M. Van Buskirk                                                                              BISYS Variable
3435 Stelzer Road            Trustee    Since 1992.  From  June   1991  to   present,      18       Insurance Funds
Columbus, Ohio 43219                                 employee of and currently
Age: 54                                              President  of The Ohio  Bankers'
                                                     League (trade association);
                                                     from September 1987 to June
                                                     1991, Vice President-Communications,
                                                     TRW Information Systems
                                                     Group (electronic and space
                                                     engineering).

--------------------------- ----------- ------------ --------------------------------- ------------ ---------------------

                                                                                        NUMBER OF
                                          TERM OF                                       FUNDS IN
                                         OFFICE**                                         FUND
                            POSITION(S) AND LENGTH                                       COMPLEX
      NAME, ADDRESS         HELD WITH     OF TIME     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
    AND DATE OF BIRTH       THE FUNDS     SERVED             PAST FIVE YEARS           BY TRUSTEE     HELD BY TRUSTEE
--------------------------- ----------- ------------ --------------------------------- ------------ ---------------------
John H. Ferring IV
3435 Stelzer Road            Trustee    Since 1998.  From 1979 to present, President      18                n\a
Columbus, Ohio 43219                                 and Owner of Plaze,
Age: 49                                              Incorporated, St. Clair,
                                                     Missouri (packaging
                                                     manufacturer).
-------------------------------------------------------------------------------------------------------------------------

** Trustees hold their position with the Trust until their resignation or removal.


         OFFICERS WHO ARE NOT TRUSTEES

--------------------------- ------------------ ----------------- ---------------------------------------------------
                                                   TERM OF
                                                 OFFICE** AND
      NAME, ADDRESS         POSITION(S) HELD    LENGTH OF TIME
    AND DATE OF BIRTH        WITH THE FUNDS         SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------- ------------------ ----------------- ---------------------------------------------------
Sue A. Walters                                                   From July 1990 to present, employee of BISYS Fund
3435 Stelzer Road           Vice President     Since 2000.       Services.
Columbus, Ohio 43219
Age: 51
--------------------------- ------------------ ----------------- ---------------------------------------------------
Jennifer R. Brooks                                               From October 1988 to present, employee of BISYS
3435 Stelzer Road           Vice President     Since 1998.       Fund Services.
Columbus, Ohio 43219
Age: 36
--------------------------- ------------------ ----------------- ---------------------------------------------------
Lara Bocskey                                                     From 1998 to present, employee of BISYS Fund
3435 Stelzer Road of        Vice President     Since 2002.       Services; from 1996 to 1998, employee of First
Columbus, Ohio 43219                                             of America Bank Corporation.
Age: 32

--------------------------- ------------------ ----------------- ---------------------------------------------------
Nadeem Yousaf                                                    From August 1999 to present, employee of BISYS
3435 Stelzer Road           Treasurer          Since 1999.       Fund Services; from March 1997 to June 1999,
Columbus, Ohio 43219                                             employee of Investors Bank and Trust; from
Age: 33                                                          October 1994 to March 1997, employee of
                                                                 PricewaterhouseCoopers LLP.
--------------------------- ------------------ ----------------- ---------------------------------------------------
George L. Stevens                                                From September 1996 to present, employee of BISYS
3435 Stelzer Road           Secretary          Since 1996.       Fund Services; from September 1995 to September
Columbus, Ohio 43219                                             1996, Independent Consultant; from September 1989
Age: 51                                                          to September 1995, Senior Vice President, AmSouth
                                                                 Bank, N.A.
--------------------------- ------------------ ----------------- ---------------------------------------------------
Alaina V. Metz                                                   From June 1995 to present, employee of BISYS Fund
3435 Stelzer Road           Assistant          Since 1995.       Services; from May 1989 to June 1995, employee of
Columbus, Ohio 43219        Secretary                            Alliance Capital Management.
Age: 34
--------------------------- ------------------ ----------------- ---------------------------------------------------

** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES

         The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of the Audit Committee, which met once during the last fiscal year, include all of the Board's Independent Trustees: Maurice G. Stark, Michael M. Van Buskirk, and John H. Ferring, IV. The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for

Independent Trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. During the last fiscal year, the Nominating Committee and Valuation Committee held no meetings.

OWNERSHIP OF SECURITIES


         As of the date of this Statement of Additional Information, the Group's Trustees and Officers, as a group, own less than 1% of each Fund's outstanding Shares. For the year ended December 31, 2001, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:


         INTERESTED TRUSTEES

--------------------------- ------------------------------------------------ ----------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY                 TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                         SECURITIES IN THE FUNDS                             COMPANIES
--------------------------- ------------------------------------------------ ----------------------------------------
Walter B. Grimm                                  $ 0                                          $ 0
--------------------------- ------------------------------------------------ ----------------------------------------
R. Jeffrey Young                                 $ 0                                          $ 0
--------------------------- ------------------------------------------------ ----------------------------------------

         INDEPENDENT TRUSTEES

--------------------------- ------------------------------------------------ ----------------------------------------
                                        DOLLAR RANGE OF EQUITY
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                                                                 TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                         SECURITIES IN THE FUNDS                             COMPANIES
--------------------------- ------------------------------------------------ ----------------------------------------

Maurice G. Stark                                  $ 0                                          $ 0
--------------------------- ------------------------------------------------ ----------------------------------------

Michael M. Van Buskirk                            $ 0                                          $ 0
--------------------------- ------------------------------------------------ ----------------------------------------

John H. Ferring IV                                $ 0                                          $ 0
--------------------------- ------------------------------------------------ ----------------------------------------

         The Officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Yousaf, Stevens, Grimm, Ms. Walters, Ms. Bocskey, Ms. Metz and Ms. Brooks are employees of BISYS.

         Trustees of the Group not affiliated with BISYS or BISYS Ohio receive from the Group an annual fee of $3,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS or BISYS Ohio do not receive compensation from the Group.

         For the fiscal year ended March 31, 2002 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Group's investment advisor:

------------------------- ----------------------- ----------------------- ---------------------- -----------------------
                                                                                                   TOTAL COMPENSATION
                                AGGREGATE         PENSION OR RETIREMENT     ESTIMATED ANNUAL       FROM THE FUND AND
                          COMPENSATION FROM THE    BENEFITS ACCRUED AS        BENEFITS UPON       FUND COMPLEX PAID TO
    NAME OF TRUSTEE               FUNDS           PART OF FUNDS EXPENSES       RETIREMENT             THE TRUSTEES
------------------------- ----------------------- ----------------------- ---------------------- -----------------------
Walter B. Grimm                       $0                      $0                     $0                        $0
------------------------- ----------------------- ----------------------- ---------------------- -----------------------
Maurice G. Stark                  $3,273                      $0                     $0                   $12,500
------------------------- ----------------------- ----------------------- ---------------------- -----------------------
Michael M. Van Buskirk            $3,273                      $0                     $0                   $12,500
------------------------- ----------------------- ----------------------- ---------------------- -----------------------
John H. Ferring IV                $2,511                      $0                     $0                   $10,250
------------------------- ----------------------- ----------------------- ---------------------- -----------------------
R. Jeffrey Young                      $0                      $0                     $0                        $0
------------------------- ----------------------- ----------------------- ---------------------- -----------------------


INVESTMENT ADVISOR

         Prior to May 12, 2001 investment advisory and management services were provided to the Funds by 1st Source Bank (the "Former Advisor"), pursuant to an Investment Advisory Agreement dated as of October 23, 1998. Effective May 12, 2001, 1st Source Corporation Investment Advisors, Inc. replaced the Former Advisor as investment advisor to the Funds pursuant to an Assumption Agreement between the Advisor, Former Advisor and the Funds dated May 11, 2001. Under the terms of the Investment Advisory Agreement the Advisor has agreed to provide, either directly or through one or more sub-advisors, investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Advisor a fee, computed daily and paid monthly, at the following annual rates: (1) for the Diversified Equity Fund, ninety-nine one-hundredths of one percent (0.99%) of such Fund's average daily net assets; (2) for both the Income Equity Fund and the Special Equity Fund, eighty one-hundredths of one percent (0.80%) of such Fund's average daily net assets; and (3) for the Income Fund, fifty-five one-hundredths of one percent (0.55%) of such Fund's average daily net assets. The Advisor may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

         For each of the past three fiscal periods, the Advisor and/or Former Advisor earned the amounts indicated below with respect to investment advisory services provided to the Funds pursuant to the Investment Advisory Agreement.

                                               FISCAL YEAR ENDED         FISCAL YEAR ENDED       FISCAL YEAR ENDED
                                                MARCH 31, 2000            MARCH 31, 2001         MARCH 31, 2002(2)
                                                --------------            --------------         --------------
Income Equity Fund ......................          $384,922                  $378,475                 $412,050
Diversified Equity Fund .................           $789,233(1)              $595,811(1)              $422,261
Special Equity Fund .....................          $219,355                  $194,494                 $257,737
Income Fund .............................          $345,026                  $294,469                 $305,417


(1) During the fiscal years ended March 31, 2000 and March 31, 2001, the Former Advisor voluntarily waived investment advisory fees for the Diversified Equity Fund in the amounts of $35,137 and $114,004, respectively.


(2) The information presented reflects advisory fees paid during the period to the Former Advisor prior to May 12, 2001 and advisory fees paid to the Advisor after that date.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect until February 28, 2003, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Advisor. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

         The annual continuation of the Investment Advisory Agreement was approved by both a majority of the Trustees and a majority of the independent Trustees at a meeting held on February 21, 2002. In considering whether to approve the continuation of the Investment Advisory Agreement, the Board members requested and received from the Advisor extensive information and data relating to the Investment Advisory Agreement and the Advisor's management of the Funds. The Board considered a number of factors including each Fund's investment performance, its operating expenses, and the Advisor's capability to manage the Funds, and the Board compared this information with information they had received about other, similar mutual funds. The Board members also took into consideration the brokerage practices of the Advisor, including soft dollar arrangements, in considering the Advisor's services. Based upon this review, it was the determination of the Board members that the continuation of the Investment Advisory Agreement with the Advisor was in the best interests of each Fund and its shareholders.

         The Advisor has licensed the name "1st Source Monogram" to the Funds on a royalty-free basis, and the Advisor has reserved to itself the right to grant the non-exclusive right to use the name "1st Source Monogram" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Advisor may require the Funds to cease using the name "1st Source Monogram."

CODE OF ETHICS

         The Group, the Advisor and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement with respect to each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each such Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions.

         Purchases and sales of portfolio securities with respect to the Income Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

         Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of the Funds. The Advisor is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Advisor is considered to be in addition to and not in lieu of services required to be performed by the Advisor under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Advisor who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients.

         Under the Investment Advisory Agreement the Advisor is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Advisor does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds.

         While the Advisor generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. For the fiscal years ended March 31, 2000, 2001, and 2002 the Funds paid the following brokerage commissions in connection with their respective portfolio transactions:

                                                          BROKERAGE COMMISSIONS
         FUND                                          FISCAL YEAR ENDED March 31
                                                     2002          2001         2000
                                                     ----          ----         ----
         Income Equity Fund ...................    $ 74,501      $110,482       $115,840
         Diversified Equity Fund ..............    $ 116,946     $80,687        $239,801
         Special Equity Fund ..................    $ 221,559     $140,425       $115,102
         Income Fund ..........................    $ 0           $0             $0


         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, BISYS, or their affiliates, and will not give preference to the Advisor's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Advisor. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Advisor, any of its parents or subsidiaries or affiliates and, in dealing with its customers, the Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

ADMINISTRATOR

         BISYS Ohio serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of October 23, 1998 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Investment Advisory Agreement, by The Fifth Third Bank under the Custody Agreement and by BISYS Ohio under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by the Advisor under the Investment Advisory Agreement, by The Fifth Third Bank under the Custody Agreement and by BISYS Ohio, Inc. under the Transfer Agency and Fund Accounting Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to twenty one-hundredths of one percent (.20%) of that Fund's average daily net assets.

         For each of the past three fiscal periods, the Administrator earned the amounts indicated below with respect to its services to the Funds pursuant to the Administration Agreement:

                                               FISCAL YEAR ENDED       FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                                MARCH 31, 2000          MARCH 31, 2001         MARCH 31, 2002
                                                --------------          --------------         --------------
Income Equity Fund ......................            $ 96,231                 $ 94,620            $103,013
Diversified Equity Fund .................            $159,441                 $120,367            $ 85,306
Special Equity Fund .....................            $ 54,839                 $ 48,624            $ 64,435
Income Fund .............................            $125,465                 $107,080            $111,062

         Unless sooner terminated as provided therein, the Administration Agreement's term expires on October 23, 2003. The Administration Agreement thereafter shall be renewed automatically for successive one-year terns, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The

         Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of October 23, 1998 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement with the Group.

         For the last three fiscal years ending March 31, BISYS as distributor received the following amounts in commissions for sales of shares of the Funds and reallowed the indicated amounts to other dealers:

                                                                                        AMOUNTS REALLOWED
                                          COMMISSIONS RECEIVED                             TO DEALERS
                               -------------------------------------------- ------------------------------------------
                                                            FISCAL YEAR ENDED MARCH 31,
                                                            ---------------------------
                                  2002          2001             2000          2002        2001            2000
Diversified Equity Fund .....     $350          $191             $318          $ 16        $ 20            $286
Income Equity Fund ..........     $200          $ 80             $ 64          $  9         $ 8            $ 58
Special Equity Fund .........     $200          $346             $440          $  9        $ 34            $396
Income Fund .................     $  0           $0               $0           $  0         $0              $0

         The Group has adopted a Distribution and Shareholder Service Plan (the "Plan") with respect to the Funds pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay BISYS in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of the Shares of that Fund (the "12b-1 Fee"). Payments of the 12b-1 Fee to BISYS will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to a Fund's Shares, (ii) for promotional activities intended to result in the sale of Shares and distribution of prospectuses to other than current shareholders, and (iii) to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares. Participating Organizations include banks (including affiliates of the Advisor), broker-dealers, the Advisor, BISYS and other institutions. Payments to such Participating Organizations may be made pursuant to agreements entered into with BISYS.

         As required by Rule 12b-1, the Plan was approved by the initial Shareholder of each of the Funds and by the Board of Trustees, including a majority of the Trustees who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

         The Board of Trustees of the Group believes that the Plan is in the best interests of each Fund since it encourages Fund growth and maintenance of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         BISYS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

         For the fiscal year ended March 31, 2002, the Funds incurred the following amounts pursuant to the Plan for payments to have been made to BISYS for certain distribution and shareholder services described above, all of which fees were waived:

                                                      FISCAL YEAR ENDED
                                                       MARCH 31, 2002
          Income Equity Fund ...................  $      128,765
          Diversified Equity Fund ..............  $      106,631
          Special Equity Fund ..................  $       80,543
          Income Fund ..........................  $      138,826

CUSTODIAN

         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the "Custodian"), has been selected to serve as the Funds' custodian pursuant to the Custody Agreement dated as of October 23, 1998. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

         BISYS Ohio serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of October 23, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

         In addition, BISYS Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of October 23, 1998. BISYS Ohio. receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets, or (b) $50,000 minus the fee paid by such Fund under its Management and Administration Agreement with BISYS of the same date. Under such Agreement, BISYS Ohio. maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, has been selected as independent accountants for the Funds for their current fiscal year. PricewaterhouseCoopers LLP performs an annual audit of the Funds' financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

LEGAL COUNSEL

         Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

         As of July 16, 2002, the following two entities known to the Group who own of record or beneficially 5% or more of the outstanding Shares of any Fund are: Morris & Co., P. O. Box 1602, South Bend, Indiana 46634 owned of record and beneficially 94.18% of the issued and outstanding Shares of the Income Fund, 90.10% of the issued and outstanding Shares of the Income Equity Fund, 96.53% of the issued and outstanding Shares of the Diversified Equity Fund and 90.14% of the issued and outstanding Shares of the Special Equity Fund. Fast & Co., P.O. Box 1602, South Bend, Indiana 46634 owned 8.19% of the issued and outstanding Shares of the Income Equity Fund and 7.86% of the issued and outstanding Shares of the Special Equity Fund.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

         The excess of net long-term capital gains over short-term capital losses realized and distributed by a Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Capital gain dividends paid from the proceeds of sales of assets held by a Fund for more than one year will generally be taxed at a maximum federal income tax rate of 20%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a Shareholder has held Fund shares.

         Capital losses incurred for the Funds after October 31, within the Funds' fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Diversified Equity Fund and Income Fund have incurred during the fiscal year ended March 31, 2002 and will elect to defer such capital losses of $2,012,274 and $214,910, respectively.

         As of March 31, 2002, the Funds had net capital loss carryforwards, as follows:

          Fund                                  Expires
          ----                                  -------
                                       2008        2009       2010
                                       ----        ----       ----
          Diversified Income Fund       --         --      $4,920,122
          Income Fund               $1,123,611   $936,593      --


         The capital loss carryforwards will be available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that these gains so offset will not be distributed to shareholders.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Income Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from that Fund will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 30% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of a Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

         MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

         ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

         OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         CONSTRUCTIVE SALES. Certain Code provisions may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

         SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

         PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELD

         Yields of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund Share's offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield will vary from time to time depending upon market conditions, the composition of the particular Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

         For the 30-day period ended March 31, 2002, the yields for the Income Equity Fund and the Income Fund were 1.49% and 4.11% respectively.

CALCULATION OF PERFORMANCE DATA

         Average annual total return is a measure of the change in value of an investment in Shares of a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Fund immediately rather than paid to the investor in cash. A Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual                                ERV
Total Return                        = [ (P) exp (1/n) - 1]
                                            P

Where:            ERV = ending redeemable value at the end of the period
                        covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                    P = hypothetical initial payment of $1,000.
                    n = period covered by the computation, expressed in terms
                        of years.

         The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total             ERV
          Return        = [(----] - 1]
                             P
       ERV     =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P     =  hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                              ATVD
Average  Annual Total Return After Taxes = [------ to the 1/nth power -1] (after
         taxes on distributions)              P

Where:            P        =        a hypothetical initial payment of $1,000.
                  n        =        number of years.
                  ATVD     =        ending value of a hypothetical $1,000
                                    payment made at the beginning of the
                                    1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

         The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                 ATVDR
Average Annual Total Return After Taxes    =   [(------) to the 1/nth power -1]
(after taxes on distributions                      P
and redemptions)

Where:            P         =       a hypothetical initial payment of $1,000.
                  n         =       number of years.
                  ATVDR     =       ending value of a hypothetical $1,000
                                    payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         The average annual total returns for each of the Funds for the one-year, five-year, ten-year and since inception periods ended March 31, 2002 are set forth in the following table. Such performance information includes the prior performance of the respective collective investment funds ("CIFs") for such Funds during those periods which have been restated to reflect the current fees for those Funds. These CIFs were operated with the same investment objective and used investment strategies and techniques that are in all material respects equivalent to those used for the Funds. During the time period of their existence the CIFs were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the CIFs had been registered under the 1940 Act, their performance may have been adversely affected.

                                         1 YEAR               5 YEARS           10 YEARS        SINCE INCEPTION(1)
---------------------------------- -------------------- ------------------ -------------------- --------------------
INCOME EQUITY FUND
   Return Before Taxes                   11.97%               13.35%             14.37%               13.06%
  Return After Taxes on                  10.18%                9.53%               N/A                  N/A
      Distributions
  Return After Taxes on                   7.86%                9.27%               N/A                  N/A
      Distributions and Sale of
      Fund Shares
DIVERSIFIED EQUITY FUND
   Return Before Taxes                   -6.24%                3.76%              8.06%                8.97%
  Return After Taxes on                  -6.24%                1.14%               N/A                  N/A
      Distributions
  Return After Taxes on                  -3.83%                2.85%               N/A                  N/A
      Distributions and Sale of
      Fund Shares
SPECIAL EQUITY FUND
   Return Before Taxes                   28.37%               13.16%             12.14%               12.69%
  Return After Taxes on                  27.02%               11.27%               N/A                  N/A
      Distributions
  Return After Taxes on                  18.52%               10.24%               N/A                  N/A
      Distributions and Sale of
      Fund Shares
INCOME FUND
   Return Before Taxes                    4.29%                6.01%              6.05%                7.04%
  Return After Taxes on                   2.24%                3.54%               N/A                  N/A
      Distributions
  Return After Taxes on                   2.61%                3.59%               N/A                  N/A
      Distributions and Sale of
      Fund Shares


         Of course, past performance is no guarantee as to future performance.

DISTRIBUTION RATES

         Each of the Funds may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus.

PERFORMANCE COMPARISONS

         Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and



--------


(1) Income Equity Fund commenced operations on November 30, 1985. Diversified Equity Fund commenced operations on June 30, 1985. Special Equity Fund commenced operations on November 30, 1985. Income Fund commenced operations on June 30, 1985. Prior to August 1, 2001, the Funds' shares were sold subject to a front end sales charge. The maximum sales load for the Income Equity, Diversified Equity and Special Equity Funds was 5.00%. For the Income Fund, the maximum sales load was 4.00%. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time that the Funds became registered investment companies.

policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, USA Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Advisor in comparison to other investment advisors and to other banking institutions.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

         Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund. Fees imposed upon Customer accounts by the Advisor or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield and total return to Customers.

MISCELLANEOUS

         Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

         The financial statements of the Funds appearing in the Annual Report to Shareholders for the fiscal year ended March 31, 2002 have been audited by PricewaterhouseCoopers LLP, and are incorporated by reference herein.